UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2020

Date of reporting period: June 30, 2019

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/19 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS (61.1%)

	COMMUNICATION SERVICES (0.3%)

	MEDIA (0.3%)
4,900	Charter Communications, Inc. Class A *	$1,936,382

	CONSUMER DISCRETIONARY (3.8%)

	APPAREL (0.4%)
32,000	NIKE, Inc. Class B	2,686,400

	DISTRIBUTION & WHOLESALE (0.4%)
18,000	LKQ Corp. *	478,980
13,900	Pool Corp.	2,654,900
		3,133,880

	LODGING (0.2%)
14,000	Hilton Worldwide Holdings, Inc.	1,368,360

	RETAIL (2.8%)
4,000	AutoZone, Inc. *	4,397,880
13,400	Domino's Pizza, Inc.	3,728,952
20,000	Lululemon Athletica, Inc. *	3,604,200
12,800	O'Reilly Automotive, Inc. *	4,727,296
83,000	TJX Companies, Inc. (The)	4,389,040
		20,847,368
		28,036,008

	CONSUMER STAPLES (2.5%)

	BEVERAGES (0.4%)
22,000	PepsiCo, Inc.	2,884,860

	FOOD (0.3%)
5,700	J&J Snack Foods Corp.	917,415
10,000	McCormick & Co., Inc. (1)	1,550,100
		2,467,515

	HOUSEHOLD PRODUCTS (0.8%)
77,200	Church & Dwight Co., Inc.	5,640,232

	RETAIL (1.0%)
7,700	Casey's General Stores, Inc.	1,201,123
24,000	Costco Wholesale Corp.	6,342,240
		7,543,363
		18,535,970

	FINANCIALS (4.9%)

	DIVERSIFIED FINANCIALS (0.7%)
63,300	Intercontinental Exchange, Inc.	5,440,002

	INSURANCE (4.2%)
3,700	Alleghany Corp. *	2,520,107
28,600	American Financial Group, Inc.	2,930,642
23,600	Aon PLC	4,554,328
99,400	Arch Capital Group, Ltd. *	3,685,752
21,800	Chubb, Ltd.	3,210,922
75,200	Progressive Corp. (The)	6,010,736
26,100	RenaissanceRe Holdings, Ltd.	4,646,061
19,800	RLI Corp.	1,697,058
23,900	Torchmark Corp.	2,138,094
		31,393,700
		36,833,702

	HEALTHCARE (9.1%)

	BIOTECHNOLOGY (0.8%)
11,900	Bio-Rad Laboratories, Inc. Class A *	3,719,821
6,700	Illumina, Inc. *	2,466,605
		6,186,426

	ELECTRONICS (1.2%)
10,600	Mettler-Toledo International, Inc. *	8,904,000

	HEALTHCARE PRODUCTS (5.3%)
23,067	Becton Dickinson & Co.	5,813,114
4,900	Cooper Cos., Inc. (The)	1,650,761
15,600	Covetrus, Inc. *(1)	381,576
58,400	Danaher Corp.	8,346,528
39,000	Henry Schein, Inc. *(1)	2,726,100
36,800	IDEXX Laboratories, Inc. *	10,132,144
3,700	Teleflex, Inc.	1,225,255
30,100	Thermo Fisher Scientific, Inc.	8,839,768
		39,115,246

	HEALTHCARE SERVICES (1.7%)
6,400	Chemed Corp.	2,309,376
25,800	Encompass Health Corp.	1,634,688
33,900	IQVIA Holdings, Inc. *	5,454,510
13,800	UnitedHealth Group, Inc.	3,367,338
		12,765,912

	SOFTWARE (0.1%)
4,000	Veeva Systems, Inc. Class A *	648,440
		67,620,024

	INDUSTRIALS (16.5%)

	AEROSPACE & DEFENSE (5.6%)
93,902	HEICO Corp.	12,565,027
4,000	L3 Technologies, Inc.	980,680
13,300	L3Harris Technologies, Inc.	2,515,429
16,000	Northrop Grumman Corp.	5,169,760
38,600	Teledyne Technologies, Inc. *	10,571,382
20,100	TransDigm Group, Inc. *	9,724,380
		41,526,658

	BUILDING MATERIALS (0.3%)
9,500	Lennox International, Inc.	2,612,500

	COMMERCIAL SERVICES (2.9%)
11,000	Cintas Corp.	2,610,190
5,500	CoStar Group, Inc. *	3,047,330

June 30, 2019

Shares		Value

COMMON STOCKS (61.1%) (continued)

	COMMERCIAL SERVICES (2.9%) (continued)
17,000	Healthcare Services Group, Inc. (1)	515,440
57,503	IHS Markit, Ltd. *	$3,664,091
173,250	Rollins, Inc. (1)	6,214,478
36,000	Verisk Analytics, Inc. Class A	5,272,560
		21,324,089

	ELECTRICAL EQUIPMENT (0.6%)
53,075	AMETEK, Inc.	4,821,333

	ENVIRONMENTAL CONTROL (1.7%)
39,300	Republic Services, Inc.	3,404,952
93,625	Waste Connections, Inc.	8,948,677
		12,353,629

	HOUSEWARES (0.8%)
88,600	Toro Co. (The)	5,927,340

	MACHINERY DIVERSIFIED (2.0%)
8,600	IDEX Corp.	1,480,404
17,200	Middleby Corp. (The) *	2,334,040
30,400	Roper Technologies, Inc.	11,134,304
		14,948,748

	MISCELLANEOUS MANUFACTURERS (0.7%)
26,400	AO Smith Corp.	1,245,024
26,900	Carlisle Companies, Inc.	3,777,029
		5,022,053

	TRANSPORTATION (1.9%)
57,800	Canadian National Railway Co.	5,345,344
54,300	Union Pacific Corp.	9,182,673
		14,528,017
		123,064,367

	INFORMATION TECHNOLOGY (19.7%)

	COMMERCIAL SERVICES (2.2%)
42,000	Automatic Data Processing, Inc.	6,943,860
13,700	Gartner, Inc. *	2,204,878
44,300	Total System Services, Inc.	5,682,361
3,100	WEX, Inc. *	645,110
10,000	Worldpay, Inc. Class A *	1,225,500
		16,701,709

	COMPUTERS (2.1%)
60,900	Accenture PLC Class A	11,252,493
15,800	CGI, Inc. *(1)	1,212,966
18,100	EPAM Systems, Inc. *	3,133,110
		15,598,569

	DIVERSIFIED FINANCIAL SERVICES (1.6%)
46,000	MasterCard, Inc. Class A	12,168,380

	ELECTRICAL EQUIPMENT (0.2%)
6,400	Littelfuse, Inc.	1,132,224

	ELECTRONICS (0.9%)
71,200	Amphenol Corp. Class A	6,830,928

	INTERNET (1.9%)
23,700	Anaplan, Inc. *(1)	1,196,139
49,000	GoDaddy, Inc. Class A *	3,437,350
12,700	Palo Alto Networks, Inc. *	2,587,752
31,200	RingCentral, Inc. Class A *	3,585,504
16,000	VeriSign, Inc. *	3,346,560
		14,153,305

	MACHINERY DIVERSIFIED (0.1%)
20,500	Cognex Corp.	983,590

	SEMICONDUCTORS (0.6%)
16,100	Broadcom, Inc.	4,634,546

	SOFTWARE (10.1%)
44,000	ANSYS, Inc. *	9,012,080
24,400	Broadridge Financial Solutions, Inc.	3,115,392
61,400	Cadence Design Systems, Inc. *	4,347,734
20,100	Fair Isaac Corp. *	6,311,802
39,700	Fidelity National Information Services, Inc.	4,870,396
108,600	Fiserv, Inc. *(1)	9,899,976
23,800	Intuit, Inc.	6,219,654
37,100	Jack Henry & Associates, Inc.	4,968,432
23,200	Open Text Corp.	955,840
8,000	Paycom Software, Inc. *(1)	1,813,760
38,000	Salesforce.com, Inc. *	5,765,740
25,500	ServiceNow, Inc. *	7,001,535
33,400	Synopsys, Inc. *	4,298,246
19,600	Tyler Technologies, Inc. *	4,233,992
38,100	Verint Systems, Inc. *	2,049,018
		74,863,597
		147,066,848

	MATERIALS (2.7%)

	CHEMICALS (1.3%)
37,900	Ecolab, Inc.	7,482,976
18,700	Ingevity Corp. *	1,966,679
		9,449,655

	MISCELLANEOUS MANUFACTURERS (0.5%)
31,800	AptarGroup, Inc.	3,954,012

	PACKAGING & CONTAINERS (0.9%)
97,400	Ball Corp.	6,817,026
		20,220,693

	REAL ESTATE (1.6%)

	REITS (1.6%)
19,300	American Tower Corp. REIT	3,945,885
9,200	Equinix, Inc. REIT	4,639,468

Schedule of Investments (unaudited) (continued)

Shares		Value

COMMON STOCKS (61.1%) (continued)

	REITS (1.6%) (continued)
25,100	Equity Lifestyle Properties, Inc. REIT	$3,045,634
		11,630,987

	TOTAL COMMON STOCKS (Cost $291,529,629) (61.1%)	454,944,981

Principal Amount

ASSET-BACKED SECURITIES (2.1%)
$650,000	Ally Auto Receivables Trust, Series 2018-3, Class A3, 3.00%, 1/17/23	656,115
525,000	BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 5/15/23 (2)	535,854
760,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00%, 1/17/23	758,737
100,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	99,900
350,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, 7/17/23	349,528
500,000	Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1, 3.01%, 2/15/24	508,782
228	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	228
600,000	CarMax Auto Owner Trust, Series 2017-1, Class A4, 2.27%, 9/15/22	601,365
192,837	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	191,966
675,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	677,301
6,004	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (2)	6,002
325,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	328,918
435,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/22	434,085
700,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/23	704,784
500,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	498,995
260,000	Daimler Trucks Retail Trust, Series 2018-1, Class A3, 2.85%, 7/15/21 (2)	260,590
400,000	Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	399,036
300,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (2)	299,488
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	200,250
200,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	198,504
500,000	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.03%, 11/15/22	505,506
206,151	Ford Credit Auto Owner Trust, Series 2018-B, Class A2A, 2.96%, 9/15/21	206,768
250,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A1, 2.16%, 9/15/22	249,691
500,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-1, Class A1, 2.07%, 5/15/22	499,283
616,000	GM Financial Automobile Leasing Trust, Series 2017-3, Class A4, 2.12%, 9/20/21	614,914
295,000	GM Financial Automobile Leasing Trust, Series 2018-3, Class A3, 3.18%, 6/21/21	297,403
200,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (2)	199,589
170,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 3.13%, 3/15/23 (2)	172,796
305,000	Honda Auto Receivables Owner Trust, Series 2018-2, Class A4, 3.16%, 8/19/24	312,661
400,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	399,513
354,563	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.68%, 8/16/21	353,547
1,050,000	Honda Auto Receivables Owner Trust 1.87%, 9/15/23	1,046,601
290,541	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (2)	290,335

June 30, 2019

Principal Amount		Value

ASSET-BACKED SECURITIES (2.1%) (continued)
$652,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.81%, 4/15/21 (2)	$654,484
300,000	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A4, 2.01%, 1/17/23	299,769
44,372	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A3, 1.79%, 4/15/20	44,352
250,000	Nissan Auto Lease Trust, Series 2017-B, Class A3, 2.05%, 9/15/20	249,877
705,000	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.90%, 10/16/23	717,505
925,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	925,483
150,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	150,676

	TOTAL ASSET-BACKED SECURITIES (Cost $15,791,450) (2.1%)	15,901,181

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.9%)
570,000	BANK, Series 2017-BNK8, Class ASB, 3.31%, 11/15/50	595,334
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	264,524
700,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	754,248
435,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	445,389
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	102,244
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	158,501
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	104,186
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	155,354
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	474,009
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class A2, 3.46%, 8/25/23 (3)	525,502
600,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2, 3.53%, 10/25/23 (3)	632,962
325,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	335,761
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	260,066
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	1,050,474
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2, 3.17%, 10/25/24	523,779
725,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class A2, 3.06%, 12/25/24	754,823
400,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2, 3.28%, 6/25/25 (3)	422,197
1,450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	1,510,059
700,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	755,842
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	787,971
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2, 2.75%, 1/25/26	1,028,240
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,023,530
741,403	FHLMC Multifamily Structured Pass-Through Certificates, Series K066, Class A1, 2.80%, 12/25/26	759,934
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	534,924
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27 (3)	535,097
580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	613,010
600,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	634,906
2,625,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	2,769,417
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	265,764
213,034	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	228,881
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	813,434

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.9%) (continued)
$500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	$543,371
375,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	400,371
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (2)(3)	257,321
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	256,204
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48 (2)(3)	238,884
150,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	141,993
119,941	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	122,084
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/15/49	529,969
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	259,294
355,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.05%, 11/15/49	365,226
600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	628,356
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	401,451
204,044	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	208,698
140,239	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	140,198
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	299,618
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	316,173
150,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	154,188
805,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4, 2.94%, 10/15/49	819,354
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	472,304
182,037	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	181,751
650,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	691,943
370,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.77%, 7/15/58 (3)	394,890
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.43%, 3/15/59	262,094
400,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	410,389
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	102,180
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	305,054
400,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A4, 3.65%, 10/15/57	422,006

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $28,349,385) (3.9%)	29,145,726

CORPORATE BONDS & NOTES (7.8%)

	BASIC MATERIALS (0.2%)
300,000	ArcelorMittal, Senior Unsecured Notes, 4.55%, 3/11/26 (1)	317,100
350,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	370,758
375,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23 (1)	394,681
150,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	159,562
350,000	Teck Resources, Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	398,706
		1,640,807

	COMMUNICATIONS (0.8%)
300,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24	312,946
350,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	430,544
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	210,394
300,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27	312,202
267,000	AT&T, Inc., Senior Unsecured Notes, 4.10%, 2/15/28	282,504
350,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24	370,906

June 30, 2019

Principal Amount		Value

CORPORATE BONDS & NOTES (7.8%) (continued)

	COMMUNICATIONS (0.8%) (continued)
$350,000	Booking Holdings, Inc., Senior Unsecured Notes, 3.60%, 6/1/26	$369,064
350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	379,975
300,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	323,664
225,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	247,984
300,000	Corning, Inc., Senior Unsecured Notes, 5.35%, 11/15/48	367,632
350,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	383,350
350,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29 (1)	366,083
200,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	216,500
200,000	Orange SA, Senior Unsecured Notes, 1.63%, 11/3/19	199,371
350,000	Rogers Communications, Inc., Guaranteed Notes, 4.50%, 3/15/43	377,570
250,000	Telefonica Emisiones S.A., Guaranteed Notes, 5.88%, 7/15/19	250,291
300,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	337,970
		5,738,950

	CONSUMER, CYCLICAL (0.6%)
200,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	201,415
200,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	205,000
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	200,392
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	202,908
200,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	204,750
250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 2.63%, 6/1/22	254,261
250,000	Leggett & Platt, Inc., Senior Unsecured Notes, 3.50%, 11/15/27	248,871
300,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	316,125
350,000	Marriott International, Inc., Series AA, Senior Unsecured Notes, 4.65%, 12/1/28 (1)	385,060
150,000	Starbucks Corp., Senior Unsecured Notes, 3.75%, 12/1/47	147,546
350,000	Target Corp., Senior Unsecured Notes, 3.63%, 4/15/46	359,004
275,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	287,031
350,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	366,418
350,000	Walmart, Inc., Senior Unsecured Notes, 3.95%, 6/28/38 (1)	389,838
300,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29 (1)	323,088
350,000	WW Grainger, Inc., Senior Unsecured Notes, 4.20%, 5/15/47	367,758
		4,459,465

	CONSUMER, NON-CYCLICAL (0.9%)
326,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	352,470
350,000	AbbVie, Inc., Senior Unsecured Notes, 3.60%, 5/14/25	361,612
325,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	331,165
300,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	346,222
300,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	310,354
350,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.36%, 6/6/24	360,476
350,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	372,261
350,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	419,968
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48 (1)	173,757
250,000	CVS Health Corp., Senior Unsecured Notes, 3.35%, 3/9/21	253,473
300,000	Express Scripts Holding Co., Guaranteed Notes, 3.40%, 3/1/27	304,241
250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	249,775
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25 (1)	215,875
300,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	312,781
200,000	Merck & Co., Inc., Senior Unsecured Notes, 2.75%, 2/10/25 (1)	205,988
300,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39 (1)	327,092
260,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	309,053
250,000	Sanofi, Senior Unsecured Notes, 3.38%, 6/19/23	260,615
300,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	329,028
150,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	157,875
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	167,438
250,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	284,988

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS & NOTES (7.8%) (continued)

	CONSUMER, NON-CYCLICAL (0.9%) (continued)
$350,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	$384,064
		6,790,571

	ENERGY (0.7%)
300,000	ConocoPhillips Co., Guaranteed Notes, 4.95%, 3/15/26 (1)	342,649
350,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	367,739
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	218,430
250,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	249,347
350,000	Husky Energy, Inc., Senior Unsecured Notes, 4.40%, 4/15/29	370,689
300,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	321,544
275,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	283,608
275,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	285,107
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26 (1)	273,126
350,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	366,365
250,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	259,100
300,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	305,636
300,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	315,960
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	199,979
300,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24	324,929
350,000	Total Capital International SA, Guaranteed Notes, 3.46%, 2/19/29	372,705
200,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	223,444
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	253,383
		5,333,740

	FINANCIAL (3.1%)
350,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 4.45%, 4/3/26	369,368
300,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	310,052
350,000	Air Lease Corp., Senior Unsecured Notes, 4.63%, 10/1/28 (1)	375,108
200,000	Aircastle, Ltd., Senior Unsecured Notes, 6.25%, 12/1/19	202,828
300,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	311,572
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	215,250
350,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	359,427
300,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	321,615
350,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25	352,512
350,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	364,786
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	264,563
325,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	340,742
250,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20 (1)	251,688
334,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	355,915
250,000	Bank of Montreal MTN, Senior Unsecured Notes, 2.35%, 9/11/22	249,925
250,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 2.45%, 11/27/20	250,995
250,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	256,008
250,000	BB&T Corp. MTN, Senior Unsecured Notes, 3.75%, 12/6/23	263,854
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	202,389
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.55%, 6/16/22	252,726
350,000	Charles Schwab Corp. (The), Senior Unsecured Notes, 3.25%, 5/22/29	361,716
300,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26 (1)	314,630
278,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	294,977
300,000	Citigroup, Inc., Senior Unsecured Notes, 3-month LIBOR + 0.90%, 3.35%, 4/24/25 (3)	309,894
253,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	301,051
250,000	Citizens Bank NA/Providence, Senior Unsecured Notes, 3.70%, 3/29/23	260,800
300,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	316,578
300,000	Comerica, Inc., Senior Unsecured Notes, 3.70%, 7/31/23	313,940

June 30, 2019

Principal Amount		Value

CORPORATE BONDS & NOTES (7.8%) (continued)

	FINANCIAL (3.1%) (continued)
$350,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	$354,912
350,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	368,195
300,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	321,198
250,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	267,627
375,000	Essex Portfolio L.P., Guaranteed Notes, 4.00%, 3/1/29	399,515
300,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	315,243
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	208,763
175,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	228,891
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	263,929
350,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	364,885
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	250,003
250,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	264,096
250,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22 (1)	255,938
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	213,912
250,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3-month LIBOR + 1.38%, 3.96%, 11/15/48 (3)	265,248
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	253,189
350,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24 (1)	364,448
250,000	Loews Corp., Senior Unsecured Notes, 2.63%, 5/15/23	252,102
300,000	Mastercard, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	309,292
250,000	Mitsubishi UFJ Financial Group, Inc., Senior Unsecured Notes, 3.76%, 7/26/23	261,418
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	535,084
250,000	National Australia Bank, Ltd. GMTN, Senior Unsecured Notes, 2.63%, 7/23/20	251,011
350,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29	362,940
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	257,940
500,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	508,498
250,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	254,997
150,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	154,410
350,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	365,845
250,000	Prologis L.P., Guaranteed Notes, 3.88%, 9/15/28	270,936
200,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (3)	214,892
250,000	Prudential Financial, Inc. MTN, Senior Unsecured Notes, 3.50%, 5/15/24	264,130
350,000	Regions Financial Corp., Senior Unsecured Notes, 3.20%, 2/8/21	353,791
350,000	Santander Holdings USA, Inc., Series FXD, Senior Unsecured Notes, 3.50%, 6/7/24	355,493
350,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	367,337
250,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.75%, 7/19/23	262,503
250,000	SunTrust Bank/Atlanta GA, Senior Unsecured Notes, 2.25%, 1/31/20	249,789
300,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	305,584
82,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	82,012
350,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 3.25%, 6/11/21 (1)	356,934
350,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	367,543
350,000	Ventas Realty L.P., Guaranteed Notes, 3.50%, 4/15/24	362,968
375,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29 (1)	407,281
250,000	Visa, Inc., Senior Unsecured Notes, 2.80%, 12/14/22	255,991
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	253,892
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	256,929
350,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	374,278
400,000	Westpac Banking Corp., Senior Unsecured Notes, 3.30%, 2/26/24	414,751
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	125,334
300,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.00%, 11/15/29 (1)	319,217
		23,040,023

	INDUSTRIAL (0.4%)
225,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	234,000
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	253,337
250,000	Harris Corp., Senior Unsecured Notes, 4.40%, 6/15/28	273,163

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS & NOTES (7.8%) (continued)

	INDUSTRIAL (0.4%) (continued)
$300,000	Ingersoll-Rand Luxembourg Finance SA, Guaranteed Notes, 3.80%, 3/21/29 (1)	$315,068
250,000	Lockheed Martin Corp., Senior Unsecured Notes, 2.50%, 11/23/20	250,983
350,000	Norfolk Southern Corp., Senior Unsecured Notes, 4.10%, 5/15/49	373,154
178,000	Owens Corning, Senior Unsecured Notes, 3.40%, 8/15/26	173,358
350,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	362,697
350,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	366,302
350,000	United Technologies Corp., Senior Unsecured Notes, 3.95%, 8/16/25	377,440
350,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	359,820
		3,339,322

	TECHNOLOGY (0.4%)
250,000	Apple, Inc., Senior Unsecured Notes, 2.70%, 5/13/22 (1)	254,313
250,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47 (1)	262,655
300,000	Broadcom, Inc., Guaranteed Notes, 4.25%, 4/15/26 (2)	304,463
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	106,386
375,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	385,457
150,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	157,125
350,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.65%, 11/1/24	383,540
150,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.10%, 3/15/29 (1)	157,802
350,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	373,259
200,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	201,011
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	239,850
		2,825,861

	UTILITIES (0.7%)
300,000	American Water Capital Corp., Senior Unsecured Notes, 3.75%, 9/1/28	318,681
350,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28	378,120
300,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	337,901
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28 (1)	217,538
250,000	Dominion Energy, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	281,769
350,000	DTE Electric Co., 3.95%, 3/1/49	381,608
250,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	243,740
200,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	201,213
250,000	Florida Power & Light Co., 4.95%, 6/1/35	294,050
250,000	Indiana Michigan Power Co., Senior Unsecured Notes, 4.25%, 8/15/48	275,127
350,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	355,681
308,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	332,925
300,000	National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29 (1)	323,070
350,000	Oklahoma Gas & Electric Co., Senior Unsecured Notes, 3.30%, 3/15/30	355,420
350,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 2.88%, 6/15/24	354,509
225,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	220,439
300,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21	300,445
		5,172,236

	TOTAL CORPORATE BONDS & NOTES (Cost $55,910,156) (7.8%)	58,340,975

FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	309,819
300,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	306,264
311,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	325,990
250,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	265,878

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,166,720) (0.2%)	1,207,951

LONG-TERM MUNICIPAL SECURITIES (0.7%)
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	131,025

June 30, 2019

Principal Amount		Value

LONG-TERM MUNICIPAL SECURITIES (0.7%) (continued)
$175,000	City of Industry CA, Taxable Sales Tax, Revenue Bonds, 6.75%, 1/1/20	$178,747
200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	237,332
250,000	City of Oakland, California Taxable Pension, Revenue Bonds, 4.68%, 12/15/25	279,230
190,000	City of Portland OR, Affordable Housing Project, General Obligation Limited, Series B, 3.60%, 6/15/39	198,552
295,000	Denver City & County School District No. 1, Certificate Participation, Series B, 3.45%, 12/15/26	312,372
450,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	501,142
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	210,140
110,000	Kansas Development Finance Authority, Revenue Bonds, Series H, 3.64%, 4/15/24	117,456
300,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	317,088
295,000	New Hampshire Health and Education Facilities Authority, Refunding Revenue Bonds, 3.58%, 7/1/34	305,983
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	102,335
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	203,354
300,000	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Series A2, 3.34%, 8/1/25	312,255
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	350,516
300,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series F, 3.80%, 5/1/27	325,299
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	152,074
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	103,369
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	113,756
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	256,085
210,000	Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, 3.75%, 7/1/31	227,392
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	103,897

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $4,886,181) (0.7%)	5,039,399

SHORT-TERM MUNICIPAL SECURITIES (0.1%)
500,000	Municipal Improvement Corp. of Los Angeles, Refunding Revenue Bonds, Series A, 2.85%, 11/1/19	501,010

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $501,051) (0.1%)	501,010

U.S. GOVERNMENT AGENCY OBLIGATIONS (4.8%)
500,000	FHLB, 3.38%, 3/10/28	543,433
500,000	FHLB, 2.88%, 9/11/20	505,518
250,000	FHLB, 3.00%, 10/12/21	256,659
250,000	FHLB, 3.25%, 3/8/24	264,308
112,658	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	111,808
179,428	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	189,343
157,183	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	165,224
191,256	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	205,483
15,078	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	15,663
824,375	FHLMC Gold PC Pool #G08698, 3.50%, 3/1/46	851,794
142,464	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	147,124
131,188	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	138,445
179,710	FHLMC Gold PC Pool #Q39580, 4.00%, 3/1/46	188,084
395,708	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	408,016
203,040	FHLMC Pool #AG08748, 3.50%, 2/1/47	209,539
250,000	FNMA, 2.38%, 1/19/23	254,914
250,000	FNMA, 2.63%, 9/6/24	259,431
500,000	FNMA, 1.88%, 9/24/26	494,904
15,806	FNMA Pool #254954, 4.50%, 10/1/23	16,510
654	FNMA Pool #255132, 4.50%, 2/1/24	684
134,362	FNMA Pool #995245, 5.00%, 1/1/39	145,642
166,501	FNMA Pool #AB1259, 5.00%, 7/1/40	180,761
189,426	FNMA Pool #AB1796, 3.50%, 11/1/40	195,542
146,328	FNMA Pool #AB6286, 2.50%, 9/1/27	147,634
149,176	FNMA Pool #AB8144, 5.00%, 4/1/37	163,194
135,540	FNMA Pool #AL7662, 4.50%, 10/1/43	145,502
231,219	FNMA Pool #AQ3960, 3.00%, 8/1/28	236,343
181,505	FNMA Pool #AR0930, 2.50%, 1/1/28	183,128

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (4.8%) (continued)
$164,180	FNMA Pool #AS1529, 3.00%, 1/1/29	$167,830
390,850	FNMA Pool #AS4928, 3.50%, 5/1/45	403,120
122,452	FNMA Pool #AS5485, 4.50%, 7/1/45	130,131
141,757	FNMA Pool #AS5696, 3.50%, 8/1/45	146,207
293,066	FNMA Pool #AS6385, 4.00%, 12/1/45	306,530
207,975	FNMA Pool #AS7188, 4.00%, 5/1/46	217,529
205,156	FNMA Pool #AS8276, 3.00%, 11/1/46	207,814
215,006	FNMA Pool #AS8483, 3.00%, 12/1/46	217,780
597,842	FNMA Pool #AS8796, 3.00%, 2/1/47	605,155
369,314	FNMA Pool #AS9459, 4.50%, 4/1/47	388,695
310,992	FNMA Pool #AU7025, 3.00%, 11/1/43	316,351
120,343	FNMA Pool #AU8070, 3.50%, 9/1/43	124,942
415,932	FNMA Pool #AV0703, 4.00%, 12/1/43	436,890
2,535,149	FNMA Pool #AX9528, 3.50%, 2/1/45	2,615,515
176,198	FNMA Pool #AY2618, 4.00%, 3/1/45	184,401
185,462	FNMA Pool #AY9329, 4.00%, 6/1/45	193,982
156,634	FNMA Pool #AZ4775, 3.50%, 10/1/45	161,551
134,723	FNMA Pool #AZ6194, 3.50%, 10/1/45	138,953
176,639	FNMA Pool #AZ9703, 3.00%, 10/1/45	179,153
298,721	FNMA Pool #BA4732, 3.50%, 12/1/45	308,099
382,594	FNMA Pool #BC9482, 3.00%, 7/1/46	387,707
212,377	FNMA Pool #BD8211, 4.00%, 4/1/47	221,421
212,924	FNMA Pool #BD8213, 3.00%, 9/1/46	215,737
421,839	FNMA Pool #BE3776, 4.50%, 7/1/47	444,138
871,252	FNMA Pool #BJ5719, 4.00%, 5/1/48	904,410
381,920	FNMA Pool #BM2001, 3.50%, 12/1/46	393,664
988,334	FNMA Pool #BM2006, 4.00%, 1/1/48	1,029,730
909,496	FNMA Pool #BM2007, 4.00%, 9/1/48	943,087
439,176	FNMA Pool #CA1564, 4.50%, 4/1/48	461,355
119,968	FNMA Pool #MA0073, 4.50%, 5/1/29	125,657
184,452	FNMA Pool #MA2641, 3.00%, 6/1/46	186,908
416,970	FNMA Pool #MA3026, 3.50%, 6/1/47	429,279
272,379	FNMA Pool #MA3114, 2.50%, 8/1/32	274,441
229,006	FNMA Pool #MA3238, 3.50%, 1/1/48	235,824
471,123	FNMA Pool #MA3331, 3.00%, 4/1/48	475,445
686,212	FNMA Pool #MA3415, 4.00%, 7/1/48	710,681
1,018,451	FNMA Pool #MA3495, 4.00%, 10/1/48	1,052,385
475,961	FNMA Pool #MA3520, 3.50%, 11/1/48	487,692
975,083	FNMA Pool #MA3536, 4.00%, 12/1/48	1,008,418
945,039	FNMA Pool #MA3563, 4.00%, 1/1/49	976,526
1,395,352	FNMA Pool #MA3564, 4.50%, 1/1/49	1,457,519
969,582	FNMA Pool #MA3593, 4.50%, 2/1/49	1,012,780
541,480	FNMA Pool #MA3614, 3.50%, 3/1/49	554,341
92,330	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	91,744
99,991	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	99,066
139,895	GNMA II Pool #MA1090, 3.50%, 6/20/43	145,872
79,125	GNMA II Pool #MA1448, 3.50%, 11/20/43	82,422
105,979	GNMA II Pool #MA1520, 3.00%, 12/20/43	108,492
134,239	GNMA II Pool #MA2149, 4.00%, 8/20/44	141,013
234,716	GNMA II Pool #MA2445, 3.50%, 12/20/44	243,729
166,250	GNMA II Pool #MA3803, 3.50%, 7/20/46	172,055
1,774,661	GNMA II Pool #MA4836, 3.00%, 11/20/47	1,815,799
684,021	GNMA II Pool #MA5527, 3.50%, 10/20/48	706,892
983,149	GNMA II Pool #MA5594, 3.50%, 11/20/48	1,016,021
292,542	GNMA II Pool #MA5650, 3.50%, 12/20/48	302,323
2,478,149	GNMA II Pool #MA5815, 3.00%, 3/20/49	2,535,595
127,354	GNMA Pool #650494, 5.50%, 1/15/36	142,075

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,132,518) (4.8%)	35,667,501

U.S. TREASURY OBLIGATIONS (7.3%)

	U.S. TREASURY NOTES & BONDS (7.3%)
2,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	2,914,327
2,220,000	U.S. Treasury Bonds, 4.38%, 2/15/38	2,934,649
2,212,000	U.S. Treasury Bonds, 2.88%, 5/15/43	2,365,803
2,919,000	U.S. Treasury Bonds, 3.00%, 2/15/48	3,197,787
5,000,000	U.S. Treasury Notes, 1.00%, 8/31/19	4,989,368
7,000,000	U.S. Treasury Notes, 1.25%, 8/31/19	6,987,984
1,400,000	U.S. Treasury Notes, 1.38%, 3/31/20	1,393,164
250,000	U.S. Treasury Notes, 1.63%, 10/15/20	249,199
9,000,000	U.S. Treasury Notes, 2.25%, 4/30/21	9,075,586
2,350,000	U.S. Treasury Notes, 1.75%, 2/28/22	2,351,469
1,500,000	U.S. Treasury Notes, 1.38%, 6/30/23	1,479,199
1,105,000	U.S. Treasury Notes, 2.38%, 8/15/24	1,137,373
1,245,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,273,985
5,600,000	U.S. Treasury Notes, 2.00%, 2/15/25	5,656,875
6,300,000	U.S. Treasury Notes, 2.63%, 12/31/25	6,598,020
2,049,999	U.S. Treasury Notes, 2.75%, 2/15/28	2,179,726

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,916,893) (7.3%)	54,784,514

Principal Amount

SHORT-TERM INVESTMENTS (12.1%)

	U.S. TREASURY OBLIGATIONS (1.3%)
5,000,000	U.S. Treasury Bills, 1.17%, 9/26/19	4,970,908
5,000,000	U.S. Treasury Bills, 1.17%, 9/26/19	4,971,300
		9,942,208

June 30, 2019

Shares		Value

SHORT-TERM INVESTMENTS (12.1%) (continued)

	MONEY MARKET FUNDS (10.8%)
79,084,718	State Street Institutional Liquid Reserves Fund	$79,084,718
949,377	State Street Navigator Securities Lending Government Money Market Portfolio (4)	949,377
		80,034,095

	TOTAL SHORT-TERM INVESTMENTS (Cost $89,986,163) (12.1%)	89,976,303

	TOTAL INVESTMENT SECURITIES (100.1%) (Cost $576,170,146)	$745,509,541

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)		(551,683)

NET ASSETS (5) (100%)		$744,957,858

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2019, the market value of the securities on loan was $34,110,417.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $34,110,417 were out on loan in exchange for $949,377 of cash collateral as of June 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $576,170,146, aggregate gross unrealized appreciation was $172,215,470, aggregate gross unrealized depreciation was $2,876,075 and the net unrealized appreciation was $169,339,395.
AGM	Assured Guaranty Municipal.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$454,944,981	$—	$—	$454,944,981
Asset-Backed Securities	—	15,901,181	—	15,901,181
Commercial Mortgage-Backed Securities	—	29,145,726	—	29,145,726
Corporate Bonds & Notes*	—	58,340,975	—	58,340,975
Foreign Government Obligations	—	1,207,951	—	1,207,951
Long-Term Municipal Securities*	—	5,039,399	—	5,039,399
Short-Term Municipal Securities	—	501,010	—	501,010
U.S. Government Agency Obligations	—	35,667,501	—	35,667,501
U.S. Treasury Obligations	—	54,784,514	—	54,784,514
Short-Term Investments	—	9,942,208	—	9,942,208
Money Market Funds	80,034,095	—	—	80,034,095
Total Investments in Securities	$534,979,076	$210,530,465	$—	$745,509,541

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended June 30, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended June 30, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: